Net Gain on Mortgage Loans Acquired for Sale (Tables)	12 Months Ended
Dec. 31, 2016
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Summary of Net Gain on Mortgage Loans Acquired for Sale

Net gain on mortgage loans acquired for sale is summarized below:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
From non-affiliates:
Cash loss:
Mortgage loans	$(229,743)	$(84,489)	$(25,241)
Hedging activities	30,927	(17,742)	(57,161)
	(198,816)	(102,231)	(82,402)
Non cash gain:
Receipt of MSRs in mortgage loan sale transactions	275,092	154,474	121,333
Provision for losses relating to representations and warranties provided in mortgage loan sales
Pursuant to mortgage loans sales	(3,254)	(5,771)	(4,255)
Reduction in liability due to change in estimate	7,564	—	—
Change in fair value of financial instruments held at period end:
IRLCs	(869)	(1,015)	4,412
Mortgage loans	(1,846)	(2,977)	3,825
Hedging derivatives	19,347	961	(11,518)
	16,632	(3,031)	(3,281)
Total from non-affiliates	97,218	43,441	31,395
From PFSI—cash gain	9,224	7,575	4,252
	$106,442	$51,016	$35,647